Filed pursuant to Rule 497(e)

File Nos. 002-98772 and 811-04347

GMO TRUST

Supplement dated November 3, 2014 to the

GMO Trust Multi-Class Prospectus and Statement of Additional Information,

each dated June 30, 2014, as revised September 15, 2014

Management of the Trust

Effective immediately, the tables on pages 153-155 of the Prospectus that identify the different Investment Teams of Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) that are primarily responsible for the investment management of different Funds and the Senior Member(s) of GMO’s Investment Teams who are primarily responsible for providing investment management services to the Funds, are amended and restated as follows:

Investment Team	Primary Responsibilities
Asset Allocation	Asset Allocation Funds, Alpha Only Fund, and Special Opportunities Fund; Developed World Stock Fund, Tax-Managed International Equities Fund, International Equity Fund, International Large/Mid Cap Equity Fund, International Small Companies Fund, U.S. Equity Allocation Fund, and Resources Fund (asset class forecasts and high-level investment oversight)

Global Equity	Developed World Stock Fund, Tax-Managed International Equities Fund, International Equity Fund, International Large/Mid Cap Equity Fund, International Small Companies Fund, U.S. Equity Allocation Fund, Quality Fund, Resources Fund, and Risk Premium Fund

International Active	Global Focused Equity Fund, Foreign Fund, and Foreign Small Companies Fund

Emerging Markets	Emerging Markets Fund, Emerging Countries Fund, Emerging Domestic Opportunities Fund, and Taiwan Fund

Developed Fixed Income	Bond Funds (other than Emerging Country Debt Fund)

Emerging Country Debt	Emerging Country Debt Fund

Funds	Senior Member	Title; Business Experience During Past 5 Years
Asset Allocation Funds* and Alpha Only Fund; Developed World Stock Fund, Tax-Managed International Equities Fund, International Equity Fund, International Large/Mid Cap Equity Fund, International Small Companies Fund, U.S. Equity Allocation Fund, and Resources Fund (asset class forecasts and high-level investment oversight); Bond Funds (other than Emerging Country Debt Fund)	Ben Inker	Co-Head, Asset Allocation Team and Co-Head, Developed Fixed Income Team, GMO. Mr. Inker has been responsible for overseeing the portfolio management of GMO’s asset allocation portfolios since 1996, and for overseeing the portfolio management of GMO’s developed fixed income portfolios since November 2014.

	Sam Wilderman	Co-Head, Asset Allocation Team and Co-Head, Developed Fixed Income Team, GMO. Mr. Wilderman has been responsible for overseeing the portfolio management of GMO’s asset allocation portfolios since September 2012, and for overseeing the portfolio management of GMO’s developed fixed income portfolios since November 2014. Previously, Mr. Wilderman had been Co-Head of GMO’s Global Equity Team since 2009.

Developed World Stock Fund, Tax-Managed International Equities Fund, International Equity Fund, International Large/Mid Cap Equity Fund, International Small Companies Fund, U.S. Equity Allocation Fund, Quality Fund, Resources Fund, and Risk Premium Fund	Thomas Hancock	Co-Head, Global Equity Team, GMO. Dr. Hancock has been responsible for overseeing the portfolio management of GMO’s international developed market and global equity portfolios since 1998.

	David Cowan	Co-Head, Global Equity Team, GMO. Mr. Cowan has provided research and portfolio management services to GMO’s global equity portfolios since 2006 and has been the Co-Head of the Global Equity Team since September 2012.

Funds	Senior Member	Title; Business Experience During Past 5 Years
Global Focused Equity Fund	Drew Spangler	Head, International Active Team, GMO. Mr. Spangler has been responsible for overseeing the portfolio management of GMO’s international active equity portfolios since May 2011. Previously, Mr. Spangler provided portfolio and research services to GMO’s international active equity portfolios since 1994.

	Greg Shell	Portfolio Manager, International Active Team, GMO. Mr. Shell has been responsible for overseeing the portfolio management of GMO’s international active equity portfolios since 2009. Previously, Mr. Shell was an analyst at Columbia Management.

Foreign Fund Foreign Small Companies Fund	Drew Spangler	See above.

Emerging Markets Fund Emerging Countries Fund Taiwan Fund	Arjun Divecha	Head, Emerging Markets Team, GMO. Mr. Divecha has been responsible for overseeing the portfolio management of GMO’s emerging markets equity portfolios since 1993.

Emerging Domestic Opportunities Fund	Arjun Divecha	See above.

	Amit Bhartia	Member, Emerging Markets Team, GMO Singapore. Mr. Bhartia has been responsible for overseeing the portfolio management of GMO’s emerging markets equity portfolios since 1995.

Emerging Country Debt Fund	Thomas Cooper	Head, Emerging Country Debt Team, GMO. Mr. Cooper has been responsible for overseeing the portfolio management of GMO’s emerging country debt portfolios since 1994.

Special Opportunities Fund	Ben Inker	See above.

	Sam Wilderman	See above.

	Chris Hudson	Portfolio Manager, Asset Allocation Team. Mr. Hudson has been responsible for overseeing the portfolio management of certain of GMO’s asset allocation portfolios since 2009.

* In the case of Benchmark-Free Allocation Fund, a substantial portion of the Fund’s assets are typically invested in Implementation Fund (see “Investment in Other GMO Funds – GMO Implementation Fund” on page 211 of this Prospectus), where allocations among asset classes are made by the Asset Allocation Team and specific security selection is primarily handled by other Teams in collaboration with the Asset Allocation Team. For example, the Global Equity Team selects equity securities within Implementation Fund.

In addition, the “Investment Team” and the individual(s) identified as “Senior Members” in the “Management of the Fund” section of each Fund’s Fund Summary in the Prospectus, and all references to “Senior Members” in the Statement of Additional Information, are amended to reflect the foregoing.

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